Document And Entity Information	Jan. 08, 2024
Document Information [Line Items]
Entity, Registrant Name	Asensus Surgical, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 08, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-19437
Entity, Tax Identification Number	11-2962080
Entity, Address, Address Line One	1 TW Alexander Drive, Suite 160
Entity, Address, City or Town	Durham
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	765-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASXC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000876378